Schedule of Fair value measurements (Details)	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jan. 25, 2024 $ / shares	Jan. 24, 2024 $ / shares	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Platform Operator, Crypto Asset [Line Items]
Share price		$ 0.0001	$ 25	$ 0.00	$ 25.00	$ 40.00
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Third annivarsary consideration | $	$ 1,500,000	$ 1,500,000
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Share Price [Member]
Platform Operator, Crypto Asset [Line Items]
Share price	$ 2.17	$ 4.29
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Maturity [Member]
Platform Operator, Crypto Asset [Line Items]
Date of payment	Oct. 15, 2025	Oct. 15, 2025
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	0.044	0.042
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	0.058	0.058
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Term [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	3 months	9 months
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Platform Operator, Crypto Asset [Line Items]
Measurement input	0.828	0.862